Accumulated other comprehensive income	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Comprehensive Income Note [Abstract]
Accumulated other comprehensive income
19.	Accumulated other comprehensive income
Following is a summary of the changes in each component of accumulated other comprehensive income (in thousands):

Table 19.1. Accumulated Other Comprehensive Income
	Three Months Ended June 30,
	2025	2024
Accumulated other comprehensive income
Beginning balance	$5,369	$4,885
Pre-tax change – Foreign currency translation adjustment	9,984	(378)
Pre-tax change – Unrealized (loss) gain on convertible notes – credit risk adjustment	13	(273)
Pre-tax change – Unrealized gain (loss) on available-for-sale securities	—	(55)

Total accumulated other comprehensive income, net of tax	$15,366	$4,179

Table 19.2. Accumulated Other Comprehensive Income
	Six Months Ended June 30,
	2025	2024
Accumulated other comprehensive income
Beginning balance	$3,644	$4,929
Pre-tax change – Foreign currency translation adjustment	11,793	(608)
Pre-tax change – Unrealized (loss) gain on convertible notes – credit risk adjustment	(78)	91
Pre-tax change – Unrealized gain (loss) on available-for-sale securities	—	(233)
Tax effect	7	—

Total accumulated other comprehensive income, net of tax	$15,366	$4,179

20. Accumulated other comprehensive income (loss)
Following is a summary of the changes in each component of accumulated other comprehensive income (loss) (in thousands):
Table 20. Accumulated Other Comprehensive Income (loss)

	Year ended December 31,
	2024	2023	2022
Accumulated other comprehensive income (loss)
Beginning balance	$4,929	$3,356	$4,711
Pre-tax change – Foreign currency translation adjustment	(1,899)	1,460	625
Pre-tax change – Unrealized gain (loss) on convertible notes – credit risk adjustment	1,095	1,182	(3,155)
Amount reclassified from accumulated other comprehensive income (loss) related to available-for-sale debt securities	(226)	(1,069)	1,175
Tax effect	(255)	—	—

Total other comprehensive income (loss), net of tax	$3,644	$4,929	$3,356